Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard International Equity Index Funds
Entity Central Index Key	0000857489
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000015906
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	FTSE Europe ETF Shares
Trading Symbol	VGK
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Europe ETF Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE Developed Europe All Cap Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Stocks in the United Kingdom, Germany, France, and Switzerland contributed most to the benchmark’s return. All sectors posted positive returns, with financials and industrials contributing most to performance.

Line Graph [Table Text Block]
	FTSE Europe ETF Shares Net Asset Value	Spliced European Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,796	$9,826	$9,727
2015	$10,570	$10,626	$10,610
2015	$10,506	$10,562	$10,150
2015	$9,938	$10,017	$9,642
2016	$9,011	$8,974	$8,671
2016	$9,613	$9,630	$9,536
2016	$9,496	$9,525	$9,709
2016	$9,299	$9,313	$9,731
2017	$9,798	$9,796	$10,092
2017	$10,702	$10,720	$10,760
2017	$11,471	$11,470	$11,517
2017	$11,901	$11,917	$12,020
2018	$12,760	$12,814	$13,097
2018	$12,205	$12,273	$12,480
2018	$12,144	$12,191	$12,237
2018	$10,896	$10,948	$11,023
2019	$10,984	$11,026	$11,405
2019	$11,845	$11,864	$11,995
2019	$11,576	$11,718	$11,889
2019	$12,103	$12,129	$12,256
2020	$12,453	$12,519	$12,564
2020	$10,210	$10,264	$10,619
2020	$11,601	$11,662	$12,011
2020	$11,074	$11,106	$11,999
2021	$13,413	$13,514	$14,401
2021	$14,887	$14,954	$15,400
2021	$15,624	$15,661	$15,566
2021	$15,763	$15,808	$15,713
2022	$15,258	$15,134	$15,028
2022	$13,642	$13,804	$13,895
2022	$13,147	$13,090	$13,196
2022	$11,894	$11,927	$11,840
2023	$14,544	$14,473	$14,163
2023	$15,265	$15,276	$14,211
2023	$15,533	$15,575	$14,927
2023	$13,824	$13,769	$13,252
2024	$15,781	$15,914	$15,029
2024	$16,347	$16,461	$15,598
2024	$17,333	$17,318	$16,417
2024	$17,040	$16,996	$16,492

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FTSE Europe ETF Shares Net Asset Value	23.26%	7.08%	5.47%
FTSE Europe ETF Shares Market Price	23.38%	7.04%	5.46%
Spliced European Stock Index	23.43%	6.98%	5.45%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 24,529,000,000
Holdings Count | Holding	1,289
Advisory Fees Paid, Amount	$ 1,444,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,529
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,444

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Belgium	1.7%
Denmark	4.9%
Finland	1.7%
France	15.6%
Germany	13.1%
Italy	4.7%
Netherlands	6.2%
Norway	1.3%
Spain	4.3%
Sweden	5.6%
Switzerland	14.2%
United Kingdom	24.2%
Other	1.8%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015904
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VEUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE Developed Europe All Cap Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Stocks in the United Kingdom, Germany, France, and Switzerland contributed most to the benchmark’s return. All sectors posted positive returns, with financials and industrials contributing most to performance.

Line Graph [Table Text Block]
	Admiral Shares	Spliced European Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,796	$9,826	$9,727
2015	$10,571	$10,626	$10,610
2015	$10,507	$10,562	$10,150
2015	$9,939	$10,017	$9,642
2016	$9,012	$8,974	$8,671
2016	$9,614	$9,630	$9,536
2016	$9,493	$9,525	$9,709
2016	$9,295	$9,313	$9,731
2017	$9,793	$9,796	$10,092
2017	$10,698	$10,720	$10,760
2017	$11,466	$11,470	$11,517
2017	$11,896	$11,917	$12,020
2018	$12,755	$12,814	$13,097
2018	$12,200	$12,273	$12,480
2018	$12,142	$12,191	$12,237
2018	$10,894	$10,948	$11,023
2019	$10,980	$11,026	$11,405
2019	$11,841	$11,864	$11,995
2019	$11,569	$11,718	$11,889
2019	$12,097	$12,129	$12,256
2020	$12,446	$12,519	$12,564
2020	$10,202	$10,264	$10,619
2020	$11,591	$11,662	$12,011
2020	$11,064	$11,106	$11,999
2021	$13,400	$13,514	$14,401
2021	$14,868	$14,954	$15,400
2021	$15,606	$15,661	$15,566
2021	$15,744	$15,808	$15,713
2022	$15,239	$15,134	$15,028
2022	$13,622	$13,804	$13,895
2022	$13,128	$13,090	$13,196
2022	$11,878	$11,927	$11,840
2023	$14,521	$14,473	$14,163
2023	$15,242	$15,276	$14,211
2023	$15,508	$15,575	$14,927
2023	$13,801	$13,769	$13,252
2024	$15,756	$15,914	$15,029
2024	$16,321	$16,461	$15,598
2024	$17,302	$17,318	$16,417
2024	$17,010	$16,996	$16,492

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	23.25%	7.05%	5.46%
Spliced European Stock Index	23.43%	6.98%	5.45%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 24,529,000,000
Holdings Count | Holding	1,289
Advisory Fees Paid, Amount	$ 1,444,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,529
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,444

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Belgium	1.7%
Denmark	4.9%
Finland	1.7%
France	15.6%
Germany	13.1%
Italy	4.7%
Netherlands	6.2%
Norway	1.3%
Spain	4.3%
Sweden	5.6%
Switzerland	14.2%
United Kingdom	24.2%
Other	1.8%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015903
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VEURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE Developed Europe All Cap Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Stocks in the United Kingdom, Germany, France, and Switzerland contributed most to the benchmark’s return. All sectors posted positive returns, with financials and industrials contributing most to performance.

Line Graph [Table Text Block]
	Investor Shares	Spliced European Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,792	$9,826	$9,727
2015	$10,561	$10,626	$10,610
2015	$10,492	$10,562	$10,150
2015	$9,923	$10,017	$9,642
2016	$8,996	$8,974	$8,671
2016	$9,592	$9,630	$9,536
2016	$9,467	$9,525	$9,709
2016	$9,265	$9,313	$9,731
2017	$9,758	$9,796	$10,092
2017	$10,655	$10,720	$10,760
2017	$11,413	$11,470	$11,517
2017	$11,838	$11,917	$12,020
2018	$12,687	$12,814	$13,097
2018	$12,132	$12,273	$12,480
2018	$12,073	$12,191	$12,237
2018	$10,829	$10,948	$11,023
2019	$10,911	$11,026	$11,405
2019	$11,763	$11,864	$11,995
2019	$11,487	$11,718	$11,889
2019	$12,009	$12,129	$12,256
2020	$12,349	$12,519	$12,564
2020	$10,118	$10,264	$10,619
2020	$11,495	$11,662	$12,011
2020	$10,967	$11,106	$11,999
2021	$13,281	$13,514	$14,401
2021	$14,731	$14,954	$15,400
2021	$15,456	$15,661	$15,566
2021	$15,586	$15,808	$15,713
2022	$15,084	$15,134	$15,028
2022	$13,478	$13,804	$13,895
2022	$12,988	$13,090	$13,196
2022	$11,742	$11,927	$11,840
2023	$14,356	$14,473	$14,163
2023	$15,063	$15,276	$14,211
2023	$15,319	$15,575	$14,927
2023	$13,628	$13,769	$13,252
2024	$15,554	$15,914	$15,029
2024	$16,105	$16,461	$15,598
2024	$17,070	$17,318	$16,417
2024	$16,775	$16,996	$16,492

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	23.10%	6.91%	5.31%
Spliced European Stock Index	23.43%	6.98%	5.45%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 24,529,000,000
Holdings Count | Holding	1,289
Advisory Fees Paid, Amount	$ 1,444,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,529
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,444

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Belgium	1.7%
Denmark	4.9%
Finland	1.7%
France	15.6%
Germany	13.1%
Italy	4.7%
Netherlands	6.2%
Norway	1.3%
Spain	4.3%
Sweden	5.6%
Switzerland	14.2%
United Kingdom	24.2%
Other	1.8%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015905
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE Developed Europe All Cap Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Stocks in the United Kingdom, Germany, France, and Switzerland contributed most to the benchmark’s return. All sectors posted positive returns, with financials and industrials contributing most to performance.

Line Graph [Table Text Block]
	Institutional Shares	Spliced European Stock Index	FTSE Global All Cap ex US Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$4,897,149	$4,913,054	$4,863,465
2015	$5,284,657	$5,313,091	$5,305,193
2015	$5,253,741	$5,281,099	$5,075,063
2015	$4,970,848	$5,008,407	$4,821,104
2016	$4,506,501	$4,486,895	$4,335,553
2016	$4,808,430	$4,815,152	$4,767,844
2016	$4,747,802	$4,762,519	$4,854,633
2016	$4,649,494	$4,656,637	$4,865,685
2017	$4,898,886	$4,897,854	$5,045,857
2017	$5,350,656	$5,360,222	$5,379,806
2017	$5,735,983	$5,735,002	$5,758,618
2017	$5,951,583	$5,958,449	$6,009,933
2018	$6,380,324	$6,406,853	$6,548,272
2018	$6,103,711	$6,136,348	$6,240,088
2018	$6,075,547	$6,095,577	$6,118,444
2018	$5,450,550	$5,473,923	$5,511,683
2019	$5,493,668	$5,512,842	$5,702,523
2019	$5,926,227	$5,931,778	$5,997,673
2019	$5,789,270	$5,859,067	$5,944,742
2019	$6,054,851	$6,064,333	$6,128,123
2020	$6,229,210	$6,259,324	$6,282,128
2020	$5,105,111	$5,131,802	$5,309,483
2020	$5,802,528	$5,831,008	$6,005,347
2020	$5,537,675	$5,553,134	$5,999,348
2021	$6,708,343	$6,757,090	$7,200,351
2021	$7,444,197	$7,477,233	$7,699,836
2021	$7,813,206	$7,830,415	$7,783,076
2021	$7,882,121	$7,903,787	$7,856,567
2022	$7,628,948	$7,567,112	$7,514,188
2022	$6,821,997	$6,902,084	$6,947,356
2022	$6,574,319	$6,545,099	$6,597,895
2022	$5,948,504	$5,963,604	$5,920,037
2023	$7,273,384	$7,236,284	$7,081,455
2023	$7,634,674	$7,637,913	$7,105,593
2023	$7,767,237	$7,787,463	$7,463,407
2023	$6,912,716	$6,884,651	$6,626,179
2024	$7,892,463	$7,956,944	$7,514,309
2024	$8,174,692	$8,230,583	$7,799,063
2024	$8,668,330	$8,658,854	$8,208,323
2024	$8,523,008	$8,498,025	$8,246,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	23.29%	7.08%	5.48%
Spliced European Stock Index	23.43%	6.98%	5.45%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 24,529,000,000
Holdings Count | Holding	1,289
Advisory Fees Paid, Amount	$ 1,444,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,529
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,444

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Belgium	1.7%
Denmark	4.9%
Finland	1.7%
France	15.6%
Germany	13.1%
Italy	4.7%
Netherlands	6.2%
Norway	1.3%
Spain	4.3%
Sweden	5.6%
Switzerland	14.2%
United Kingdom	24.2%
Other	1.8%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096107
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VEUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the FTSE Developed Europe All Cap Index.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Stocks in the United Kingdom, Germany, France, and Switzerland contributed most to the benchmark’s return. All sectors posted positive returns, with financials and industrials contributing most to performance.

Line Graph [Table Text Block]
	Institutional Plus Shares	Spliced European Stock Index	FTSE Global All Cap ex US Index
12/5/14	$100,000,000	$100,000,000	$100,000,000
1/31/15	$95,980,922	$96,008,029	$97,433,303
4/30/15	$103,579,525	$103,825,331	$106,282,744
7/31/15	$102,959,684	$103,200,153	$101,672,395
10/31/15	$97,408,766	$97,871,372	$96,584,647
1/31/16	$88,328,800	$87,680,285	$86,857,256
4/30/16	$94,248,733	$94,094,889	$95,517,654
7/31/16	$93,054,792	$93,066,361	$97,256,361
10/31/16	$91,123,783	$90,997,289	$97,477,765
1/31/17	$96,007,043	$95,711,013	$101,087,284
4/30/17	$104,885,744	$104,746,327	$107,777,521
7/31/17	$112,419,322	$112,070,074	$115,366,535
10/31/17	$116,662,818	$116,436,543	$120,401,306
1/31/18	$125,138,519	$125,198,976	$131,186,244
4/30/18	$119,715,935	$119,912,928	$125,012,175
7/31/18	$119,154,632	$119,116,214	$122,575,192
10/31/18	$106,908,329	$106,968,214	$110,419,514
1/31/19	$107,764,663	$107,728,741	$114,242,755
4/30/19	$116,223,686	$115,915,353	$120,155,699
7/31/19	$113,559,009	$114,494,474	$119,095,294
10/31/19	$118,754,300	$118,505,659	$122,769,106
1/31/20	$122,186,221	$122,316,051	$125,854,403
4/30/20	$100,155,318	$100,282,677	$106,368,690
7/31/20	$113,821,486	$113,946,157	$120,309,431
10/31/20	$108,632,831	$108,516,106	$120,189,268
1/31/21	$131,597,440	$132,043,119	$144,249,807
4/30/21	$146,033,113	$146,115,726	$154,256,366
7/31/21	$153,289,775	$153,017,404	$155,923,972
10/31/21	$154,633,943	$154,451,190	$157,396,266
1/31/22	$149,690,273	$147,872,088	$150,537,145
4/30/22	$133,832,744	$134,876,506	$139,181,393
7/31/22	$128,985,862	$127,900,514	$132,180,385
10/31/22	$116,701,738	$116,537,275	$118,600,368
1/31/23	$142,701,677	$141,407,237	$141,867,895
4/30/23	$149,791,393	$149,255,649	$142,351,467
7/31/23	$152,420,501	$152,178,061	$149,519,796
10/31/23	$135,647,815	$134,535,829	$132,747,007
1/31/24	$154,863,675	$155,489,961	$150,539,554
4/30/24	$160,428,887	$160,837,259	$156,244,240
7/31/24	$170,093,998	$169,206,273	$164,443,235
10/31/24	$167,243,029	$166,063,441	$165,201,411

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/5/14
Institutional Plus Shares	23.29%	7.09%	5.33%
Spliced European Stock Index	23.43%	6.98%	5.25%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.20%

AssetsNet	$ 24,529,000,000
Holdings Count | Holding	1,289
Advisory Fees Paid, Amount	$ 1,444,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$24,529
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,444

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Belgium	1.7%
Denmark	4.9%
Finland	1.7%
France	15.6%
Germany	13.1%
Italy	4.7%
Netherlands	6.2%
Norway	1.3%
Spain	4.3%
Sweden	5.6%
Switzerland	14.2%
United Kingdom	24.2%
Other	1.8%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015910
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	FTSE Pacific ETF Shares
Trading Symbol	VPL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Pacific ETF Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Developed Asia Pacific All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Japanese companies, which accounted for almost 60% of the weighting in the Fund’s benchmark, contributed most to returns. Australian stocks returned even more, but made up less than 20% of the index’s weighting.

  With the exception of energy, all sectors posted positive returns, with financials and industrials contributing most to benchmark performance, followed by technology and consumer discretionary.

Line Graph [Table Text Block]
	FTSE Pacific ETF Shares Net Asset Value	Spliced Pacific Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,597	$9,864	$9,727
2015	$10,590	$10,844	$10,610
2015	$10,192	$10,417	$10,150
2015	$9,707	$9,990	$9,642
2016	$9,089	$9,145	$8,671
2016	$9,549	$9,985	$9,536
2016	$10,137	$10,385	$9,709
2016	$10,346	$10,560	$9,731
2017	$10,643	$10,880	$10,092
2017	$11,152	$11,359	$10,760
2017	$11,914	$12,131	$11,517
2017	$12,611	$12,789	$12,020
2018	$13,689	$13,936	$13,097
2018	$13,185	$13,494	$12,480
2018	$12,815	$13,016	$12,237
2018	$11,685	$11,918	$11,023
2019	$12,065	$12,278	$11,405
2019	$12,392	$12,589	$11,995
2019	$12,168	$12,508	$11,889
2019	$12,799	$13,112	$12,256
2020	$12,788	$13,258	$12,564
2020	$11,220	$11,563	$10,619
2020	$12,288	$12,489	$12,011
2020	$12,887	$13,097	$11,999
2021	$15,338	$15,684	$14,401
2021	$15,930	$16,283	$15,400
2021	$15,904	$16,194	$15,566
2021	$15,885	$16,181	$15,713
2022	$14,877	$15,028	$15,028
2022	$13,801	$14,233	$13,895
2022	$13,489	$13,694	$13,196
2022	$11,916	$12,186	$11,840
2023	$14,344	$14,592	$14,163
2023	$14,044	$14,296	$14,211
2023	$14,994	$15,324	$14,927
2023	$13,465	$13,652	$13,252
2024	$15,166	$15,734	$15,029
2024	$15,477	$15,973	$15,598
2024	$16,479	$16,879	$16,417
2024	$15,937	$16,467	$16,492

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FTSE Pacific ETF Shares Net Asset Value	18.36%	4.48%	4.77%
FTSE Pacific ETF Shares Market Price	18.02%	4.54%	4.73%
Spliced Pacific Stock Index	20.62%	4.66%	5.11%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 9,921,000,000
Holdings Count | Holding	2,444
Advisory Fees Paid, Amount	$ 572,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$9,921
Number of Portfolio Holdings	2,444
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$572

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Australia	19.2%
Hong Kong	5.1%
Japan	59.3%
Singapore	3.3%
South Korea	11.6%
Other	0.8%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015908
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VPADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Developed Asia Pacific All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Japanese companies, which accounted for almost 60% of the weighting in the Fund’s benchmark, contributed most to returns. Australian stocks returned even more, but made up less than 20% of the index’s weighting.

  With the exception of energy, all sectors posted positive returns, with financials and industrials contributing most to benchmark performance, followed by technology and consumer discretionary.

Line Graph [Table Text Block]
	Admiral Shares	Spliced Pacific Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,598	$9,864	$9,727
2015	$10,591	$10,844	$10,610
2015	$10,194	$10,417	$10,150
2015	$9,708	$9,990	$9,642
2016	$9,091	$9,145	$8,671
2016	$9,551	$9,985	$9,536
2016	$10,137	$10,385	$9,709
2016	$10,346	$10,560	$9,731
2017	$10,644	$10,880	$10,092
2017	$11,154	$11,359	$10,760
2017	$11,914	$12,131	$11,517
2017	$12,612	$12,789	$12,020
2018	$13,689	$13,936	$13,097
2018	$13,185	$13,494	$12,480
2018	$12,815	$13,016	$12,237
2018	$11,684	$11,918	$11,023
2019	$12,062	$12,278	$11,405
2019	$12,388	$12,589	$11,995
2019	$12,163	$12,508	$11,889
2019	$12,794	$13,112	$12,256
2020	$12,782	$13,258	$12,564
2020	$11,214	$11,563	$10,619
2020	$12,281	$12,489	$12,011
2020	$12,878	$13,097	$11,999
2021	$15,328	$15,684	$14,401
2021	$15,917	$16,283	$15,400
2021	$15,891	$16,194	$15,566
2021	$15,871	$16,181	$15,713
2022	$14,862	$15,028	$15,028
2022	$13,787	$14,233	$13,895
2022	$13,475	$13,694	$13,196
2022	$11,902	$12,186	$11,840
2023	$14,329	$14,592	$14,163
2023	$14,029	$14,296	$14,211
2023	$14,976	$15,324	$14,927
2023	$13,448	$13,652	$13,252
2024	$15,145	$15,734	$15,029
2024	$15,456	$15,973	$15,598
2024	$16,456	$16,879	$16,417
2024	$15,912	$16,467	$16,492

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	18.33%	4.46%	4.75%
Spliced Pacific Stock Index	20.62%	4.66%	5.11%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 9,921,000,000
Holdings Count | Holding	2,444
Advisory Fees Paid, Amount	$ 572,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$9,921
Number of Portfolio Holdings	2,444
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$572

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Australia	19.2%
Hong Kong	5.1%
Japan	59.3%
Singapore	3.3%
South Korea	11.6%
Other	0.8%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015907
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VPACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Developed Asia Pacific All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Japanese companies, which accounted for almost 60% of the weighting in the Fund’s benchmark, contributed most to returns. Australian stocks returned even more, but made up less than 20% of the index’s weighting.

  With the exception of energy, all sectors posted positive returns, with financials and industrials contributing most to benchmark performance, followed by technology and consumer discretionary.

Line Graph [Table Text Block]
	Investor Shares	Spliced Pacific Stock Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,592	$9,864	$9,727
2015	$10,584	$10,844	$10,610
2015	$10,181	$10,417	$10,150
2015	$9,693	$9,990	$9,642
2016	$9,077	$9,145	$8,671
2016	$9,522	$9,985	$9,536
2016	$10,110	$10,385	$9,709
2016	$10,313	$10,560	$9,731
2017	$10,605	$10,880	$10,092
2017	$11,108	$11,359	$10,760
2017	$11,859	$12,131	$11,517
2017	$12,553	$12,789	$12,020
2018	$13,615	$13,936	$13,097
2018	$13,105	$13,494	$12,480
2018	$12,734	$13,016	$12,237
2018	$11,608	$11,918	$11,023
2019	$11,987	$12,278	$11,405
2019	$12,305	$12,589	$11,995
2019	$12,079	$12,508	$11,889
2019	$12,698	$13,112	$12,256
2020	$12,680	$13,258	$12,564
2020	$11,125	$11,563	$10,619
2020	$12,174	$12,489	$12,011
2020	$12,765	$13,097	$11,999
2021	$15,185	$15,684	$14,401
2021	$15,763	$16,283	$15,400
2021	$15,731	$16,194	$15,566
2021	$15,711	$16,181	$15,713
2022	$14,704	$15,028	$15,028
2022	$13,638	$14,233	$13,895
2022	$13,320	$13,694	$13,196
2022	$11,771	$12,186	$11,840
2023	$14,163	$14,592	$14,163
2023	$13,858	$14,296	$14,211
2023	$14,794	$15,324	$14,927
2023	$13,281	$13,652	$13,252
2024	$14,952	$15,734	$15,029
2024	$15,247	$15,973	$15,598
2024	$16,235	$16,879	$16,417
2024	$15,690	$16,467	$16,492

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	18.13%	4.32%	4.61%
Spliced Pacific Stock Index	20.62%	4.66%	5.11%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 9,921,000,000
Holdings Count | Holding	2,444
Advisory Fees Paid, Amount	$ 572,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$9,921
Number of Portfolio Holdings	2,444
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$572

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Australia	19.2%
Hong Kong	5.1%
Japan	59.3%
Singapore	3.3%
South Korea	11.6%
Other	0.8%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015909
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VPKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Developed Asia Pacific All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Japanese companies, which accounted for almost 60% of the weighting in the Fund’s benchmark, contributed most to returns. Australian stocks returned even more, but made up less than 20% of the index’s weighting.

  With the exception of energy, all sectors posted positive returns, with financials and industrials contributing most to benchmark performance, followed by technology and consumer discretionary.

Line Graph [Table Text Block]
	Institutional Shares	Spliced Pacific Stock Index	FTSE Global All Cap ex US Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$4,800,482	$4,932,175	$4,863,465
2015	$5,298,270	$5,422,240	$5,305,193
2015	$5,101,300	$5,208,682	$5,075,063
2015	$4,857,789	$4,995,102	$4,821,104
2016	$4,547,619	$4,572,500	$4,335,553
2016	$4,778,751	$4,992,507	$4,767,844
2016	$5,073,582	$5,192,529	$4,854,633
2016	$5,178,827	$5,279,865	$4,865,685
2017	$5,328,747	$5,440,005	$5,045,857
2017	$5,581,438	$5,679,334	$5,379,806
2017	$5,964,140	$6,065,644	$5,758,618
2017	$6,313,584	$6,394,305	$6,009,933
2018	$6,854,168	$6,967,831	$6,548,272
2018	$6,599,073	$6,746,793	$6,240,088
2018	$6,413,337	$6,507,878	$6,118,444
2018	$5,848,247	$5,959,237	$5,511,683
2019	$6,041,904	$6,138,965	$5,702,523
2019	$6,200,619	$6,294,304	$5,997,673
2019	$6,092,899	$6,253,994	$5,944,742
2019	$6,404,700	$6,556,192	$6,128,123
2020	$6,402,166	$6,629,234	$6,282,128
2020	$5,617,700	$5,781,440	$5,309,483
2020	$6,148,535	$6,244,327	$6,005,347
2020	$6,450,898	$6,548,657	$5,999,348
2021	$7,679,589	$7,842,088	$7,200,351
2021	$7,971,968	$8,141,630	$7,699,836
2021	$7,957,937	$8,096,939	$7,783,076
2021	$7,950,743	$8,090,611	$7,856,567
2022	$7,444,164	$7,514,086	$7,514,188
2022	$6,908,483	$7,116,737	$6,947,356
2022	$6,749,091	$6,847,020	$6,597,895
2022	$5,966,596	$6,093,027	$5,920,037
2023	$7,178,590	$7,295,955	$7,081,455
2023	$7,030,896	$7,148,230	$7,105,593
2023	$7,505,658	$7,661,889	$7,463,407
2023	$6,740,657	$6,826,183	$6,626,179
2024	$7,591,708	$7,866,777	$7,514,309
2024	$7,745,179	$7,986,689	$7,799,063
2024	$8,248,016	$8,439,704	$8,208,323
2024	$7,977,275	$8,233,631	$8,246,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	18.35%	4.49%	4.78%
Spliced Pacific Stock Index	20.62%	4.66%	5.11%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 9,921,000,000
Holdings Count | Holding	2,444
Advisory Fees Paid, Amount	$ 572,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$9,921
Number of Portfolio Holdings	2,444
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$572

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Australia	19.2%
Hong Kong	5.1%
Japan	59.3%
Singapore	3.3%
South Korea	11.6%
Other	0.8%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000043572
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	ETF Shares
Trading Symbol	VEU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 40% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, financials, technology, and industrials contributed most to performance. Real estate, consumer staples, and energy contributed least.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,627	$9,728	$9,727
2015	$10,500	$10,600	$10,610
2015	$10,045	$10,143	$10,150
2015	$9,495	$9,617	$9,642
2016	$8,646	$8,631	$8,671
2016	$9,327	$9,470	$9,536
2016	$9,555	$9,640	$9,709
2016	$9,606	$9,678	$9,731
2017	$9,970	$10,042	$10,092
2017	$10,628	$10,699	$10,760
2017	$11,380	$11,454	$11,517
2017	$11,885	$11,950	$12,020
2018	$12,903	$13,018	$13,097
2018	$12,248	$12,394	$12,480
2018	$12,071	$12,163	$12,237
2018	$10,890	$10,995	$11,023
2019	$11,299	$11,388	$11,405
2019	$11,903	$11,985	$11,995
2019	$11,683	$11,888	$11,889
2019	$12,134	$12,262	$12,256
2020	$12,356	$12,559	$12,564
2020	$10,486	$10,645	$10,619
2020	$11,910	$12,015	$12,011
2020	$11,911	$11,996	$11,999
2021	$14,232	$14,391	$14,401
2021	$15,164	$15,335	$15,400
2021	$15,337	$15,472	$15,566
2021	$15,463	$15,622	$15,713
2022	$15,004	$14,995	$15,028
2022	$13,571	$13,855	$13,895
2022	$13,099	$13,180	$13,196
2022	$11,710	$11,841	$11,840
2023	$14,111	$14,186	$14,163
2023	$14,138	$14,252	$14,211
2023	$14,803	$14,960	$14,927
2023	$13,222	$13,303	$13,252
2024	$14,797	$15,078	$15,029
2024	$15,390	$15,665	$15,598
2024	$16,316	$16,482	$16,417
2024	$16,330	$16,566	$16,492

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.51%	6.12%	5.03%
ETF Shares Market Price	23.54%	6.15%	5.01%
FTSE All-World ex US Index	24.53%	6.20%	5.18%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 56,747,000,000
Holdings Count | Holding	3,868
Advisory Fees Paid, Amount	$ 3,135,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$56,747
Number of Portfolio Holdings	3,868
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$3,135

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.9%
Asia	45.1%
Europe	39.6%
North America	7.1%
Oceania	5.1%
South America	1.4%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105302
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 40% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, financials, technology, and industrials contributed most to performance. Real estate, consumer staples, and energy contributed least.

Line Graph [Table Text Block]
	Admiral Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,626	$9,728	$9,727
2015	$10,498	$10,600	$10,610
2015	$10,046	$10,143	$10,150
2015	$9,495	$9,617	$9,642
2016	$8,647	$8,631	$8,671
2016	$9,327	$9,470	$9,536
2016	$9,551	$9,640	$9,709
2016	$9,602	$9,678	$9,731
2017	$9,966	$10,042	$10,092
2017	$10,622	$10,699	$10,760
2017	$11,376	$11,454	$11,517
2017	$11,882	$11,950	$12,020
2018	$12,900	$13,018	$13,097
2018	$12,246	$12,394	$12,480
2018	$12,070	$12,163	$12,237
2018	$10,887	$10,995	$11,023
2019	$11,297	$11,388	$11,405
2019	$11,898	$11,985	$11,995
2019	$11,676	$11,888	$11,889
2019	$12,125	$12,262	$12,256
2020	$12,344	$12,559	$12,564
2020	$10,473	$10,645	$10,619
2020	$11,896	$12,015	$12,011
2020	$11,897	$11,996	$11,999
2021	$14,214	$14,391	$14,401
2021	$15,141	$15,335	$15,400
2021	$15,313	$15,472	$15,566
2021	$15,437	$15,622	$15,713
2022	$14,981	$14,995	$15,028
2022	$13,545	$13,855	$13,895
2022	$13,074	$13,180	$13,196
2022	$11,686	$11,841	$11,840
2023	$14,083	$14,186	$14,163
2023	$14,105	$14,252	$14,211
2023	$14,772	$14,960	$14,927
2023	$13,189	$13,303	$13,252
2024	$14,758	$15,078	$15,029
2024	$15,350	$15,665	$15,598
2024	$16,269	$16,482	$16,417
2024	$16,285	$16,566	$16,492

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	23.48%	6.08%	5.00%
FTSE All-World ex US Index	24.53%	6.20%	5.18%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 56,747,000,000
Holdings Count | Holding	3,868
Advisory Fees Paid, Amount	$ 3,135,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$56,747
Number of Portfolio Holdings	3,868
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$3,135

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.9%
Asia	45.1%
Europe	39.6%
North America	7.1%
Oceania	5.1%
South America	1.4%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000043573
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	Institutional Shares
Trading Symbol	VFWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 40% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, financials, technology, and industrials contributed most to performance. Real estate, consumer staples, and energy contributed least.

Line Graph [Table Text Block]
	Institutional Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$4,814,118	$4,864,006	$4,863,465
2015	$5,250,279	$5,299,774	$5,305,193
2015	$5,023,435	$5,071,320	$5,075,063
2015	$4,748,430	$4,808,258	$4,821,104
2016	$4,324,771	$4,315,567	$4,335,553
2016	$4,665,174	$4,735,092	$4,767,844
2016	$4,778,042	$4,820,231	$4,854,633
2016	$4,803,164	$4,839,145	$4,865,685
2017	$4,985,769	$5,021,108	$5,045,857
2017	$5,313,952	$5,349,708	$5,379,806
2017	$5,690,931	$5,726,808	$5,758,618
2017	$5,943,658	$5,975,224	$6,009,933
2018	$6,453,085	$6,508,806	$6,548,272
2018	$6,125,835	$6,197,245	$6,240,088
2018	$6,038,439	$6,081,340	$6,118,444
2018	$5,447,463	$5,497,715	$5,511,683
2019	$5,652,647	$5,694,057	$5,702,523
2019	$5,955,185	$5,992,630	$5,997,673
2019	$5,844,107	$5,943,998	$5,944,742
2019	$6,069,534	$6,131,137	$6,128,123
2020	$6,180,155	$6,279,382	$6,282,128
2020	$5,243,767	$5,322,652	$5,309,483
2020	$5,956,497	$6,007,639	$6,005,347
2020	$5,956,264	$5,997,799	$5,999,348
2021	$7,116,945	$7,195,594	$7,200,351
2021	$7,582,587	$7,667,688	$7,699,836
2021	$7,669,453	$7,736,093	$7,783,076
2021	$7,732,299	$7,810,825	$7,856,567
2022	$7,503,241	$7,497,689	$7,514,188
2022	$6,785,744	$6,927,588	$6,947,356
2022	$6,550,291	$6,589,818	$6,597,895
2022	$5,855,209	$5,920,372	$5,920,037
2023	$7,054,910	$7,093,216	$7,081,455
2023	$7,068,110	$7,126,197	$7,105,593
2023	$7,401,577	$7,480,068	$7,463,407
2023	$6,610,150	$6,651,384	$6,626,179
2024	$7,397,586	$7,539,122	$7,514,309
2024	$7,693,656	$7,832,744	$7,799,063
2024	$8,156,069	$8,241,051	$8,208,323
2024	$8,163,834	$8,283,141	$8,246,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	23.50%	6.11%	5.02%
FTSE All-World ex US Index	24.53%	6.20%	5.18%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 56,747,000,000
Holdings Count | Holding	3,868
Advisory Fees Paid, Amount	$ 3,135,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$56,747
Number of Portfolio Holdings	3,868
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$3,135

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.9%
Asia	45.1%
Europe	39.6%
North America	7.1%
Oceania	5.1%
South America	1.4%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096109
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VFWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 40% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, financials, technology, and industrials contributed most to performance. Real estate, consumer staples, and energy contributed least.

Line Graph [Table Text Block]
	Institutional Plus Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2014	$100,000,000	$100,000,000	$100,000,000
2015	$96,284,486	$97,280,117	$97,269,306
2015	$105,017,603	$105,995,477	$106,103,852
2015	$100,484,898	$101,426,394	$101,501,264
2015	$94,987,502	$96,165,153	$96,422,079
2016	$86,510,185	$86,311,343	$86,711,061
2016	$93,326,495	$94,701,842	$95,356,882
2016	$95,603,095	$96,404,617	$97,092,662
2016	$96,109,014	$96,782,890	$97,313,694
2017	$99,772,661	$100,422,152	$100,917,137
2017	$106,346,147	$106,994,154	$107,596,113
2017	$113,901,041	$114,536,164	$115,172,354
2017	$118,975,309	$119,504,475	$120,198,651
2018	$129,173,776	$130,176,119	$130,965,436
2018	$122,634,326	$123,944,905	$124,801,759
2018	$120,896,625	$121,626,802	$122,368,878
2018	$109,061,159	$109,954,296	$110,233,660
2019	$113,175,937	$113,881,149	$114,050,466
2019	$119,234,603	$119,852,593	$119,953,457
2019	$117,016,068	$118,879,950	$118,894,837
2019	$121,531,120	$122,622,749	$122,562,465
2020	$123,759,238	$125,587,630	$125,642,569
2020	$105,005,232	$106,453,048	$106,189,654
2020	$119,291,532	$120,152,774	$120,106,930
2020	$119,302,281	$119,955,984	$119,986,969
2021	$142,550,467	$143,911,887	$144,007,011
2021	$151,878,508	$153,353,756	$153,996,727
2021	$153,621,512	$154,721,867	$155,661,526
2021	$154,903,164	$156,216,497	$157,131,342
2022	$150,314,162	$149,953,773	$150,283,766
2022	$135,941,986	$138,551,753	$138,947,128
2022	$131,241,802	$131,796,355	$131,957,904
2022	$117,314,277	$118,407,437	$118,400,744
2023	$141,367,843	$141,864,315	$141,629,108
2023	$141,630,425	$142,523,937	$142,111,866
2023	$148,310,795	$149,601,353	$149,268,130
2023	$132,462,502	$133,027,673	$132,523,572
2024	$148,255,755	$150,782,433	$150,286,171
2024	$154,206,597	$156,654,887	$155,981,255
2024	$163,463,389	$164,821,020	$164,166,450
2024	$163,629,355	$165,662,824	$164,923,349

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Plus Shares	23.53%	6.13%	5.05%
FTSE All-World ex US Index	24.53%	6.20%	5.18%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 56,747,000,000
Holdings Count | Holding	3,868
Advisory Fees Paid, Amount	$ 3,135,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$56,747
Number of Portfolio Holdings	3,868
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$3,135

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.9%
Asia	45.1%
Europe	39.6%
North America	7.1%
Oceania	5.1%
South America	1.4%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000065038
Shareholder Report [Line Items]
Fund Name	Total World Stock Index Fund
Class Name	ETF Shares
Trading Symbol	VT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Global All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  The Fund’s benchmark posted solid gains across regions and sectors. By region, North America contributed most to benchmark returns. By sector, technology, financials, industrials, and consumer discretionary contributed most to performance.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	FTSE Global All Cap Index
2014	$10,000	$10,000
2015	$9,786	$9,839
2015	$10,486	$10,539
2015	$10,325	$10,382
2015	$9,977	$10,044
2016	$9,189	$9,195
2016	$9,918	$10,002
2016	$10,347	$10,407
2016	$10,265	$10,320
2017	$10,900	$10,957
2017	$11,524	$11,583
2017	$12,145	$12,208
2017	$12,710	$12,774
2018	$13,875	$13,966
2018	$13,154	$13,264
2018	$13,526	$13,610
2018	$12,605	$12,695
2019	$12,849	$12,929
2019	$13,811	$13,888
2019	$13,813	$13,958
2019	$14,193	$14,298
2020	$14,838	$14,988
2020	$12,992	$13,108
2020	$14,798	$14,893
2020	$14,885	$14,969
2021	$17,519	$17,654
2021	$19,265	$19,416
2021	$19,911	$20,052
2021	$20,540	$20,695
2022	$19,829	$19,894
2022	$18,068	$18,282
2022	$17,816	$17,924
2022	$16,451	$16,585
2023	$18,338	$18,447
2023	$18,508	$18,642
2023	$20,075	$20,244
2023	$18,132	$18,255
2024	$20,790	$21,036
2024	$21,614	$21,867
2024	$23,433	$23,645
2024	$23,956	$24,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	32.12%	11.04%	9.13%
ETF Shares Market Price	32.13%	11.03%	9.12%
FTSE Global All Cap Index	32.61%	11.11%	9.24%

AssetsNet	$ 52,692,000,000
Holdings Count | Holding	9,875
Advisory Fees Paid, Amount	$ 2,710,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$52,692
Number of Portfolio Holdings	9,875
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$2,710

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.4%
Asia	16.5%
Europe	14.2%
North America	65.9%
Oceania	1.9%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209799
Shareholder Report [Line Items]
Fund Name	Total World Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Global All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  The Fund’s benchmark posted solid gains across regions and sectors. By region, North America contributed most to benchmark returns. By sector, technology, financials, industrials, and consumer discretionary contributed most to performance.

Line Graph [Table Text Block]
	Admiral Shares	FTSE Global All Cap Index
2/7/19	$10,000	$10,000
4/30/19	$10,777	$10,754
7/31/19	$10,780	$10,808
10/31/19	$11,073	$11,071
1/31/20	$11,574	$11,605
4/30/20	$10,134	$10,150
7/31/20	$11,542	$11,532
10/31/20	$11,607	$11,591
1/31/21	$13,662	$13,670
4/30/21	$15,021	$15,034
7/31/21	$15,524	$15,527
10/31/21	$16,015	$16,025
1/31/22	$15,457	$15,404
4/30/22	$14,082	$14,156
7/31/22	$13,886	$13,879
10/31/22	$12,823	$12,842
1/31/23	$14,292	$14,284
4/30/23	$14,425	$14,435
7/31/23	$15,640	$15,676
10/31/23	$14,126	$14,135
1/31/24	$16,197	$16,289
4/30/24	$16,840	$16,932
7/31/24	$18,253	$18,308
10/31/24	$18,658	$18,745

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	32.09%	11.00%	11.50%
FTSE Global All Cap Index	32.61%	11.11%	11.59%

AssetsNet	$ 52,692,000,000
Holdings Count | Holding	9,875
Advisory Fees Paid, Amount	$ 2,710,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$52,692
Number of Portfolio Holdings	9,875
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$2,710

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.4%
Asia	16.5%
Europe	14.2%
North America	65.9%
Oceania	1.9%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000065039
Shareholder Report [Line Items]
Fund Name	Total World Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VTWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, the FTSE Global All Cap Index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  The Fund’s benchmark posted solid gains across regions and sectors. By region, North America contributed most to benchmark returns. By sector, technology, financials, industrials, and consumer discretionary contributed most to performance.

Line Graph [Table Text Block]
	Institutional Shares	FTSE Global All Cap Index
2014	$5,000,000	$5,000,000
2015	$4,894,141	$4,919,574
2015	$5,242,893	$5,269,665
2015	$5,163,176	$5,190,795
2015	$4,988,935	$5,022,174
2016	$4,594,947	$4,597,281
2016	$4,959,471	$5,001,121
2016	$5,174,043	$5,203,698
2016	$5,132,539	$5,159,957
2017	$5,450,942	$5,478,260
2017	$5,762,885	$5,791,739
2017	$6,074,168	$6,104,019
2017	$6,357,048	$6,386,748
2018	$6,939,687	$6,983,001
2018	$6,580,119	$6,631,816
2018	$6,765,992	$6,804,851
2018	$6,304,914	$6,347,403
2019	$6,427,056	$6,464,351
2019	$6,907,562	$6,944,000
2019	$6,909,074	$6,979,167
2019	$7,097,644	$7,149,008
2020	$7,420,245	$7,493,819
2020	$6,497,152	$6,554,227
2020	$7,400,629	$7,446,324
2020	$7,443,520	$7,484,351
2021	$8,759,814	$8,827,072
2021	$9,632,798	$9,707,998
2021	$9,956,215	$10,025,971
2021	$10,269,925	$10,347,686
2022	$9,913,205	$9,946,883
2022	$9,032,602	$9,141,183
2022	$8,907,307	$8,961,770
2022	$8,224,892	$8,292,515
2023	$9,167,224	$9,223,384
2023	$9,252,213	$9,320,929
2023	$10,034,693	$10,122,209
2023	$9,063,671	$9,127,351
2024	$10,392,756	$10,518,154
2024	$10,804,605	$10,933,449
2024	$11,712,239	$11,822,302
2024	$11,973,916	$12,104,071

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	32.11%	11.03%	9.13%
FTSE Global All Cap Index	32.61%	11.11%	9.24%

AssetsNet	$ 52,692,000,000
Holdings Count | Holding	9,875
Advisory Fees Paid, Amount	$ 2,710,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$52,692
Number of Portfolio Holdings	9,875
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$2,710

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.4%
Asia	16.5%
Europe	14.2%
North America	65.9%
Oceania	1.9%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000074581
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Small-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VSS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 30% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, industrials, financials, and technology contributed most to performance. Energy, telecommunications, and utilities contributed least.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$9,633	$9,717	$9,727
2015	$10,624	$10,708	$10,610
2015	$10,135	$10,219	$10,150
2015	$9,781	$9,873	$9,642
2016	$9,059	$9,029	$8,671
2016	$10,025	$10,122	$9,536
2016	$10,289	$10,326	$9,709
2016	$10,183	$10,208	$9,731
2017	$10,519	$10,536	$10,092
2017	$11,289	$11,300	$10,760
2017	$12,094	$12,088	$11,517
2017	$12,643	$12,640	$12,020
2018	$13,784	$13,802	$13,097
2018	$13,198	$13,246	$12,480
2018	$12,916	$12,900	$12,237
2018	$11,269	$11,263	$11,023
2019	$11,574	$11,542	$11,405
2019	$12,120	$12,068	$11,995
2019	$11,820	$11,882	$11,889
2019	$12,202	$12,178	$12,256
2020	$12,561	$12,593	$12,564
2020	$10,348	$10,361	$10,619
2020	$12,019	$11,958	$12,011
2020	$12,103	$12,020	$11,999
2021	$14,505	$14,480	$14,401
2021	$16,018	$15,987	$15,400
2021	$16,493	$16,424	$15,566
2021	$16,623	$16,548	$15,713
2022	$15,521	$15,322	$15,028
2022	$14,183	$14,250	$13,895
2022	$13,470	$13,335	$13,196
2022	$11,882	$11,824	$11,840
2023	$14,069	$13,933	$14,163
2023	$13,934	$13,821	$14,211
2023	$14,681	$14,608	$14,927
2023	$12,899	$12,781	$13,252
2024	$14,515	$14,562	$15,029
2024	$14,938	$14,969	$15,598
2024	$15,865	$15,803	$16,417
2024	$15,815	$15,805	$16,492

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.61%	5.32%	4.69%
ETF Shares Market Price	22.50%	5.37%	4.62%
FTSE Global Small-Cap ex US Index	23.66%	5.35%	4.68%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 10,792,000,000
Holdings Count | Holding	4,845
Advisory Fees Paid, Amount	$ 606,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$10,792
Number of Portfolio Holdings	4,845
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$606

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.1%
Asia	44.8%
Europe	30.9%
North America	15.6%
Oceania	5.3%
South America	1.4%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209801
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Small-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 30% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, industrials, financials, and technology contributed most to performance. Energy, telecommunications, and utilities contributed least.

Line Graph [Table Text Block]
	Admiral Shares	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2/7/19	$10,000	$10,000	$10,000
4/30/19	$10,543	$10,494	$10,573
7/31/19	$10,278	$10,332	$10,480
10/31/19	$10,608	$10,590	$10,803
1/31/20	$10,918	$10,950	$11,075
4/30/20	$8,996	$9,010	$9,360
7/31/20	$10,447	$10,398	$10,587
10/31/20	$10,519	$10,452	$10,576
1/31/21	$12,603	$12,591	$12,693
4/30/21	$13,913	$13,902	$13,574
7/31/21	$14,324	$14,282	$13,721
10/31/21	$14,434	$14,390	$13,850
1/31/22	$13,472	$13,324	$13,247
4/30/22	$12,308	$12,391	$12,247
7/31/22	$11,685	$11,595	$11,631
10/31/22	$10,304	$10,282	$10,436
1/31/23	$12,199	$12,116	$12,484
4/30/23	$12,080	$12,018	$12,526
7/31/23	$12,727	$12,702	$13,157
10/31/23	$11,178	$11,114	$11,681
1/31/24	$12,578	$12,662	$13,247
4/30/24	$12,939	$13,017	$13,749
7/31/24	$13,739	$13,742	$14,470
10/31/24	$13,692	$13,743	$14,537

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	22.49%	5.24%	5.64%
FTSE Global Small-Cap ex US Index	23.66%	5.35%	5.71%
FTSE Global All Cap ex US Index	24.45%	6.12%	6.75%

AssetsNet	$ 10,792,000,000
Holdings Count | Holding	4,845
Advisory Fees Paid, Amount	$ 606,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$10,792
Number of Portfolio Holdings	4,845
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$606

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.1%
Asia	44.8%
Europe	30.9%
North America	15.6%
Oceania	5.3%
South America	1.4%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000074580
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VFSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its expense-free benchmark. The Fund’s underperformance owed largely to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Nearly all regions and sectors in the index recorded double-digit gains. By region, European shares, which make up about 30% of the index, contributed most to returns, while shares in the Middle East contributed least. By sector, industrials, financials, and technology contributed most to performance. Energy, telecommunications, and utilities contributed least.

Line Graph [Table Text Block]
	Institutional Shares	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$4,817,092	$4,858,424	$4,863,465
2015	$5,313,523	$5,353,911	$5,305,193
2015	$5,068,566	$5,109,534	$5,075,063
2015	$4,891,641	$4,936,279	$4,821,104
2016	$4,531,367	$4,514,729	$4,335,553
2016	$5,014,741	$5,061,001	$4,767,844
2016	$5,146,762	$5,163,246	$4,854,633
2016	$5,092,705	$5,104,138	$4,865,685
2017	$5,261,224	$5,268,239	$5,045,857
2017	$5,646,439	$5,650,155	$5,379,806
2017	$6,049,395	$6,043,863	$5,758,618
2017	$6,324,014	$6,319,979	$6,009,933
2018	$6,895,207	$6,900,748	$6,548,272
2018	$6,602,030	$6,622,902	$6,240,088
2018	$6,461,562	$6,450,045	$6,118,444
2018	$5,637,722	$5,631,702	$5,511,683
2019	$5,790,317	$5,771,127	$5,702,523
2019	$6,063,236	$6,033,891	$5,997,673
2019	$5,912,945	$5,941,021	$5,944,742
2019	$6,103,428	$6,089,224	$6,128,123
2020	$6,283,980	$6,296,606	$6,282,128
2020	$5,176,760	$5,180,631	$5,309,483
2020	$6,012,247	$5,978,934	$6,005,347
2020	$6,054,247	$6,009,761	$5,999,348
2021	$7,255,250	$7,240,199	$7,200,351
2021	$8,011,868	$7,993,519	$7,699,836
2021	$8,248,740	$8,212,084	$7,783,076
2021	$8,311,774	$8,274,124	$7,856,567
2022	$7,759,769	$7,661,177	$7,514,188
2022	$7,090,329	$7,125,062	$6,947,356
2022	$6,733,083	$6,667,354	$6,597,895
2022	$5,938,768	$5,912,084	$5,920,037
2023	$7,031,039	$6,966,552	$7,081,455
2023	$6,962,827	$6,910,325	$7,105,593
2023	$7,335,657	$7,303,801	$7,463,407
2023	$6,444,531	$6,390,475	$6,626,179
2024	$7,250,994	$7,280,996	$7,514,309
2024	$7,461,567	$7,484,716	$7,799,063
2024	$7,923,667	$7,901,647	$8,208,323
2024	$7,897,988	$7,902,467	$8,246,167

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	22.55%	5.29%	4.68%
FTSE Global Small-Cap ex US Index	23.66%	5.35%	4.68%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

AssetsNet	$ 10,792,000,000
Holdings Count | Holding	4,845
Advisory Fees Paid, Amount	$ 606,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$10,792
Number of Portfolio Holdings	4,845
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$606

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.1%
Asia	44.8%
Europe	30.9%
North America	15.6%
Oceania	5.3%
South America	1.4%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092025
Shareholder Report [Line Items]
Fund Name	Global ex-U.S. Real Estate Index Fund
Class Name	ETF Shares
Trading Symbol	VNQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P Global ex-U.S. Property Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Real estate management and development companies, which make up more than half the index, were the greatest contributors to performance, followed by industrial and retail real estate investment trusts. The other subsectors in the index also contributed, although to a lesser degree. Europe had the highest return among regions that have significant weighting in the index.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2014	$10,000	$10,000	$10,000
2015	$9,955	$10,049	$9,695
2015	$10,729	$10,805	$10,556
2015	$10,033	$10,072	$10,073
2015	$9,834	$9,890	$9,532
2016	$9,079	$8,998	$8,536
2016	$10,196	$10,270	$9,365
2016	$10,621	$10,603	$9,515
2016	$10,121	$10,096	$9,553
2017	$10,009	$9,992	$9,910
2017	$10,664	$10,617	$10,544
2017	$11,515	$11,440	$11,323
2017	$11,754	$11,670	$11,812
2018	$13,003	$12,911	$12,852
2018	$12,497	$12,436	$12,222
2018	$12,151	$12,024	$11,995
2018	$11,000	$10,878	$10,838
2019	$12,241	$12,104	$11,235
2019	$12,435	$12,277	$11,827
2019	$12,450	$12,388	$11,723
2019	$13,141	$12,998	$12,059
2020	$13,257	$13,167	$12,352
2020	$10,386	$10,293	$10,465
2020	$10,949	$10,786	$11,800
2020	$10,813	$10,614	$11,745
2021	$12,328	$12,163	$14,075
2021	$13,286	$13,067	$14,963
2021	$13,535	$13,290	$15,079
2021	$13,459	$13,178	$15,228
2022	$13,012	$12,674	$14,585
2022	$12,107	$11,934	$13,420
2022	$11,374	$11,075	$12,777
2022	$9,266	$9,045	$11,463
2023	$10,961	$10,658	$13,752
2023	$10,471	$10,158	$13,830
2023	$10,523	$10,231	$14,491
2023	$9,287	$8,981	$12,846
2024	$10,538	$10,326	$14,560
2024	$10,559	$10,323	$15,119
2024	$11,053	$10,723	$15,903
2024	$11,291	$10,968	$15,972

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.58%	-2.99%	1.22%
ETF Shares Market Price	21.23%	-3.02%	1.16%
S&P Global ex-U.S. Property Index	22.12%	-3.34%	0.93%
MSCI All Country World Index ex USA Net	24.33%	5.78%	4.79%

AssetsNet	$ 3,685,000,000
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 225,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$3,685
Number of Portfolio Holdings	722
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$225

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.9%
Asia	56.8%
Europe	24.9%
North America	3.3%
Oceania	11.9%
South America	0.5%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092024
Shareholder Report [Line Items]
Fund Name	Global ex-U.S. Real Estate Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VGRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P Global ex-U.S. Property Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Real estate management and development companies, which make up more than half the index, were the greatest contributors to performance, followed by industrial and retail real estate investment trusts. The other subsectors in the index also contributed, although to a lesser degree. Europe had the highest return among regions that have significant weighting in the index.

Line Graph [Table Text Block]
	Admiral Shares	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2014	$9,975	$10,000	$10,000
2015	$9,930	$10,049	$9,695
2015	$10,701	$10,805	$10,556
2015	$10,007	$10,072	$10,073
2015	$9,809	$9,890	$9,532
2016	$9,060	$8,998	$8,536
2016	$10,171	$10,270	$9,365
2016	$10,594	$10,603	$9,515
2016	$10,095	$10,096	$9,553
2017	$9,983	$9,992	$9,910
2017	$10,638	$10,617	$10,544
2017	$11,486	$11,440	$11,323
2017	$11,725	$11,670	$11,812
2018	$12,971	$12,911	$12,852
2018	$12,467	$12,436	$12,222
2018	$12,121	$12,024	$11,995
2018	$10,971	$10,878	$10,835
2019	$12,209	$12,104	$11,235
2019	$12,402	$12,277	$11,827
2019	$12,415	$12,388	$11,723
2019	$13,106	$12,998	$12,059
2020	$13,221	$13,167	$12,352
2020	$10,358	$10,293	$10,465
2020	$10,918	$10,786	$11,800
2020	$10,785	$10,614	$11,745
2021	$12,219	$12,163	$14,075
2021	$13,253	$13,067	$14,963
2021	$13,501	$13,290	$15,079
2021	$13,426	$13,178	$15,228
2022	$12,986	$12,674	$14,585
2022	$12,082	$11,934	$13,420
2022	$11,357	$11,075	$12,777
2022	$9,256	$9,045	$11,463
2023	$10,954	$10,658	$13,752
2023	$10,450	$10,158	$13,830
2023	$10,500	$10,231	$14,491
2023	$9,267	$8,981	$12,846
2024	$10,510	$10,326	$14,560
2024	$10,536	$10,323	$15,119
2024	$11,025	$10,723	$15,903
2024	$11,243	$10,968	$15,972

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral SharesFootnote Reference1	20.94%	-3.07%	1.18%
S&P Global ex-U.S. Property Index	22.12%	-3.34%	0.93%
MSCI All Country World Index ex USA Net	24.33%	5.78%	4.79%

AssetsNet	$ 3,685,000,000
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 225,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$3,685
Number of Portfolio Holdings	722
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$225

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.9%
Asia	56.8%
Europe	24.9%
North America	3.3%
Oceania	11.9%
South America	0.5%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092026
Shareholder Report [Line Items]
Fund Name	Global ex-U.S. Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	VGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the S&P Global ex-U.S. Property Index. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.

  Real estate management and development companies, which make up more than half the index, were the greatest contributors to performance, followed by industrial and retail real estate investment trusts. The other subsectors in the index also contributed, although to a lesser degree. Europe had the highest return among regions that have significant weighting in the index.

Line Graph [Table Text Block]
	Institutional Shares	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2014	$4,987,500	$5,000,000	$5,000,000
2015	$4,966,390	$5,024,710	$4,850,365
2015	$5,353,021	$5,402,520	$5,289,116
2015	$5,006,382	$5,036,162	$5,054,967
2015	$4,907,119	$4,945,181	$4,786,867
2016	$4,531,298	$4,499,002	$4,289,301
2016	$5,088,492	$5,134,812	$4,714,430
2016	$5,300,580	$5,301,641	$4,798,148
2016	$5,050,768	$5,048,120	$4,821,293
2017	$4,994,833	$4,996,172	$5,004,130
2017	$5,322,911	$5,308,612	$5,333,074
2017	$5,746,961	$5,719,949	$5,736,341
2017	$5,867,424	$5,834,818	$5,988,117
2018	$6,490,946	$6,455,590	$6,518,884
2018	$6,238,181	$6,217,950	$6,210,432
2018	$6,066,323	$6,012,144	$6,106,202
2018	$5,490,720	$5,438,883	$5,521,236
2019	$6,109,862	$6,052,032	$5,727,188
2019	$6,207,864	$6,138,556	$6,039,342
2019	$6,214,305	$6,194,197	$5,997,590
2019	$6,559,385	$6,499,140	$6,174,957
2020	$6,617,688	$6,583,693	$6,328,313
2020	$5,184,348	$5,146,372	$5,370,930
2020	$5,465,105	$5,393,166	$6,063,935
2020	$5,398,042	$5,307,032	$6,040,023
2021	$6,153,080	$6,081,560	$7,242,681
2021	$6,632,175	$6,533,743	$7,710,650
2021	$6,756,109	$6,645,216	$7,780,153
2021	$6,717,322	$6,588,820	$7,865,620
2022	$6,498,165	$6,336,804	$7,537,559
2022	$6,045,901	$5,966,766	$6,947,132
2022	$5,679,927	$5,537,741	$6,626,213
2022	$4,627,908	$4,522,477	$5,950,339
2023	$5,474,506	$5,329,189	$7,143,786
2023	$5,228,910	$5,079,109	$7,197,761
2023	$5,255,994	$5,115,524	$7,555,632
2023	$4,637,388	$4,490,553	$6,703,810
2024	$5,261,930	$5,162,897	$7,602,572
2024	$5,272,797	$5,161,344	$7,909,190
2024	$5,518,890	$5,361,421	$8,332,716
2024	$5,629,424	$5,484,012	$7,986,184

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference1	21.00%	-3.07%	1.19%
S&P Global ex-U.S. Property Index	22.12%	-3.34%	0.93%
MSCI All Country World Index ex USA Net	24.33%	5.78%	4.79%

AssetsNet	$ 3,685,000,000
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 225,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$3,685
Number of Portfolio Holdings	722
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$225

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	1.9%
Asia	56.8%
Europe	24.9%
North America	3.3%
Oceania	11.9%
South America	0.5%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature